Identifiable Intangible Assets, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of identifiable intangible assets

	March 31, 2020			December 31, 2019
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net
Finite-lived intangible assets
Customer relationships	$656,500	$(182,765)	$473,735	$280,493	$(180,571)	$99,922
Databases and content	1,802,169	(370,220)	1,431,949	1,755,323	(342,385)	1,412,938
Computer software	330,318	(152,114)	178,204	285,701	(135,919)	149,782
Trade names	6,770	—	6,770	1,570	—	1,570
Backlog	27,999	(584)	27,415	—	—	—
Finite-lived intangible assets	2,823,756	(705,683)	2,118,073	2,323,087	(658,875)	1,664,212
Indefinite-lived intangible assets
Trade names	164,275	—	164,275	164,428	—	164,428
Total intangible assets	$2,988,031	$(705,683)	$2,282,348	$2,487,515	$(658,875)	$1,828,640

	December 31, 2019			December 31, 2018
		Accumulated			Accumulated
	Gross	Amortization	Net	Gross	Amortization	Net
Finite-lived intangible assets
Customer relationships	$280,493	$(180,571)	$99,922	$291,503	$(164,611)	$126,892
Databases and content	1,755,323	(342,385)	1,412,938	1,725,878	(233,733)	1,492,145
Computer software	285,701	(135,919)	149,782	268,704	(97,570)	171,134
Trade names	1,570	—	1,570	—	—	—
Finite-lived intangible assets	2,323,087	(658,875)	1,664,212	2,286,085	(495,914)	1,790,171
Indefinite-lived intangible assets
Trade names	164,428	—	164,428	168,349	—	168,349
Total intangible assets	$2,487,515	$(658,875)	$1,828,640	$2,454,434	$(495,914)	$1,958,520

Schedule of weighted-average amortization period for finite-lived intangible assets

Remaining
Weighted-Average
Amortization
Period (in years)
Customer relationships	12.70
Databases and content	13.80
Computer software	3.89
Trade names	18.00
Total	13.08

Schedule of estimated amortization for five succeeding years

2020	$170,343
2021	160,666
2022	122,886
2023	116,665
2024	116,395
Thereafter	935,302
Subtotal finite-lived intangible assets	1,622,257
Internally developed software projects in process	41,955
Total finite-lived intangible assets	1,664,212
Intangibles with indefinite lives	164,428
Total intangible assets	$1,828,640